Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Inventory (in Dollars)	$ 3,890,025	$ 4,008,858	$ 4,008,858
Percentage of customer product warrant	0.40%			0.40%	0.40%	0.40%
Contract liabilities (in Dollars)	$ 3,205,431		3,635,144
Recognized tax benefit rate	50.00%
Segment Reporting, Expense Information Used by CODM, Description	The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performances of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Cash (in Dollars)	$ 28,192,265
FDIC	69,800
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities (in Dollars)	64,542,980		$ 20,098,561
Vietnam [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	3,628,701
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	14,564,038
FDIC				$ 100,000
USA [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	6,169,481
FDIC	250,000
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	284,382
FDIC | ¥					¥ 10,000,000
Ethiopia [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	3,429,957
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	$ 90,660
FDIC | ¥						¥ 500,000
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	59.00%		78.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	14.00%		12.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%
Customer Concentration Risk [Member] | Four Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%
Customer Concentration Risk [Member] | One third party customer [Member] | Revenue, Segment Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	65.00%
Customer Concentration Risk [Member] | One related party customer[Member] | Revenue, Segment Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.00%	81.00%
Customer Concentration Risk [Member] | One Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	28.00%		17.00%
Customer Concentration Risk [Member] | Two Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	14.00%		10.00%
Customer Concentration Risk [Member] | One Related Party Supplier [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	32.00%	50.00%
Customer Concentration Risk [Member] | One Third Party Supplier [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.00%	27.00%
Customer Concentration Risk [Member] | Two Third Party Suppliers [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%